OPERATING LEASE (Tables)	6 Months Ended
Mar. 31, 2022
Operating Lease
SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO THE OPERATING LEASE

Balance sheet information related to the operating lease is as follows:

	March 31, 2022	September 30, 2021
	(Unaudited)
Operating lease assets:
Operating lease right of use assets	$171,380	$201,007
Total operating lease assets	171,380	201,007

Operating lease obligations:
Current operating lease liabilities	69,167	62,871
Non-current operating lease liabilities	113,478	146,703
Total operating lease obligations	$182,645	$209,574

SCHEDULE OF WEIGHTED-AVERAGE REMAINING LEASE TERM AND WEIGHTED-AVERAGE DISCOUNT RATE

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2022
Weighted-average remaining lease term	2.4 years

Weighted-average discount rate	4.75%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of March 31, 2022:

12 months ending March 31,	US$
2023	$76,341
2024	83,610
2025	34,089
Total lease payments	194,040
Less: imputed interest	(11,395)
Total lease liabilities	$182,645